Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Bank Loans [Abstract]
Schedule of short-term bank loans
	As at December 31,
	2022	2021
Secured bank borrowings	-	1,180,656
Carrying amount repayable within 1 year	-	1,180,656